Nature of Operations - Additional Information (Detail) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Nature of operations [abstract]
Accumulated deficit	$ (212,301,767)	$ (103,501,461)
Working capital	$ 67,684,005